Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 72,980	$ 216,203
Deferred			(688,629)	(246,333)
State and local
Current
Deferred
Change in valuation allowance			688,629	246,333
Income tax provision	$ 12,262	$ 13,413	$ 72,980	$ 216,203